Vanguard Intermediate-Term Corporate Bond Index Fund Expense Example - Admiral Prospectus [Member] - Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	44
Expense Example, with Redemption, 5 Years	59
Expense Example, with Redemption, 10 Years	$ 102